Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Loss for the year	$ (5,802,000)	$ (6,497,000)
Items not involving cash:
Amortization	15,000	20,000
Change in fair value of warrants	622,000	(342,000)
Deferred income tax expense	796,000	728,000
Equity pick up from associate	(227,000)	(308,000)
Gain on sale of exploration and evaluation assets, net of transaction costs	(1,151,000)
Share based payment expense	2,109,000	2,268,000
Unrealized foreign exchange loss (gain)	58,000	(355,000)
Accounts receivable	(212,000)	469,000
Prepaid expenses	(39,000)	(106,000)
Trade and other payables	(114,000)	170,000
Net cash used in operating activities	(3,945,000)	(3,953,000)
INVESTING ACTIVITIES
Exploration and evaluation expenditures	(2,216,000)	(1,420,000)
Investment in associate	(23,942,000)	(19,435,000)
Investment in equity securities		(1,704,000)
Disposition costs from sale of exploration and evaluation assets	(51,000)
Purchase of equipment	(3,000)	(13,000)
Redemption of term deposits		55,000,000
Net cash (used in) provided by investing activities	(26,212,000)	32,428,000
FINANCING ACTIVITIES
Issuance of common shares upon exercise of stock options		283,000
Issuance of common shares, net of share issue costs		47,935,000
Net cash provided by financing activities		48,218,000
EFFECTS OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(58,000)	355,000
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(30,215,000)	77,048,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	160,395,000	83,347,000
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 130,180,000	$ 160,395,000